Parent Only Condensed Financial Statements - Schedule of Condensed Statement of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating (loss)/income
Share of (loss)/income from subsidiaries	$ (3,554,465)	$ (32,530,121)	$ 640,485
Operating loss	(3,554,465)	(32,530,121)	640,485
(Loss)/income before income tax provision	(3,554,465)	(32,530,121)	640,485
Income tax expense
Net (loss)/income attributable to ordinary shareholders of the Company	$ 3,554,465	$ 32,530,121	$ 640,485